Note 3 - Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
3.	Fair Value Measurement

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already recognized or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs used in valuation models (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2

Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability. Level 2 inputs are derived principally from, or are corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered investment companies and common stock – Valued at the closing price reported on the active market on which the individual securities are traded.

Separate accounts - Pooled Separate accounts - The fair value of accumulation units held in separate accounts offered under a guaranteed annuity contract that the Plan participates in are based on the net asset values reported by the fund managers as of the financial statement dates and recent transaction prices. Each pooled separate account provides for daily redemptions by the Plan with no advance notice requirements, and has redemption prices that are determined by the fund’s net asset value per unit. As these investments have been measured at fair value by management, using net asset per share (or its equivalent) as a practical expedient, these values are not presented in a fair value hierarchy.

The preceding valuation methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025:

	Level 1	Total
Registered investment companies	$33,113,532	$33,113,532
Pooled separate accounts*	-	27,513,354
Parent Company common stock	2,138,658	2,138,658

Total assets at fair value	$35,252,190	$62,765,544

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2024:

	Level 1	Total

Registered investment companies	$49,000,462	$49,000,462
Pooled separate accounts*	-	4,253,347
Parent Company common stock	2,118,672	2,118,672
Total assets at fair value	$51,119,134	$55,372,481

*Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statements of net assets available for benefits.

The Plan’s investment in pooled separate accounts Large Cap Growth II and Empower S&P 500 Index Separate account totaling $8,098,363 and $14,139,156 as of December 31, 2025, represented a concentration equal to or greater than 10% of the Plan’s net assets available for benefits. The Plan’s investment in AB Large Cap Growth Z totaling $7,367,136 as of December 31, 2024, represented a concentration equal to or greater than 10% of the Plan’s net assets available for benefits. The Plan’s investment in the Fidelity 500 index totaling $12,219,192 as of December 31, 2024, represented a concentration equal to or greater than 10% of the Plan’s net assets available for benefits.